LOANS PAYABLE (Details Narrative) - USD ($)	1 Months Ended			12 Months Ended
	Sep. 30, 2022	Sep. 16, 2022	Aug. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued				5,174,500
Warrants exercise price				$ 2.64
Debt discount on issue of warrant	$ 241,455	$ 349,899		$ 167,652
Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Additional investor notes sold	$ 1,408,750	$ 2,070,000
Percentage of original issue discount	15.00%	15.00%
Number of warrants issued	352,188	517,500
Warrants exercise price	$ 4.00	$ 4.00
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Repayment of investor notes			$ 2,500,000
Debt interest rate			15.00%